Long-term debt	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Long-term debt.
Long-term debt

13. Long-term debt

	As at	As at
	May 31,	August 31,
	2023	2022
	$	$
The government assistance loan is non-interest bearing until December 31, 2022 at which time the loan bears interest at 5% per annum. The loan must be repaid by December 31, 2025.	40,000	39,342
Term loans, bearing interest at rates varying 9.44% and 12.90% per annum payable in monthly installments of $23,337 ending January 2025.	350,694	188,007
	390,694	227,349
Current portion of long-term debt	293,980	72,090
	96,714	155,259

16. Long-term debt

	2022	2021
	$	$
The government assistance loan is non-interest bearing until December 31, 2022 at which time the loan bears interest at 5% per annum. The loan must be repaid by December 31, 2025.	39,342	36,972

Term loan bearing interest at a rate of 5.80% per annum payable in monthly installments of $848 until April 2024.	—	27,143

Term loans, bearing interest at rates varying between 9.44% and 10.71%, repayable in monthly instalments of $7,372, ending January 2025.	188,007	—

	227,349	64,115
Current portion of long-term debt	72,090	10,179
	155,259	53,936